Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Investments:
Debt Securities, available-for-sale, net of allowance for credit losses of $9 and $14 at December 31, 2021 and 2020, respectively (amortized cost: 2021 $49,132; 2020 $54,052)	$ 51,289	$ 58,964
Debt Securities, at fair value under fair value option	164	168
Equity securities, at fair value	257	175
Mortgage loans, net of allowance for credit losses of $94 and $179 at December 31, 2021 and 2020, respectively	11,482	10,728
Policy loans (including $3,467 and $3,454 at fair value under the fair value option at December 31, 2021 and 2020, respectively)	4,474	4,523
Freestanding derivative instruments	1,417	2,220
Other invested assets	2,620	1,958
Total investments	71,703	78,736
Cash and cash equivalents	1,799	1,853
Accrued investment income	496	553
Deferred acquisition costs	14,246	13,897
Reinsurance recoverable, net of allowance for credit losses of $12 and $13 at December 31, 2021 and 2020, respectively	33,169	35,311
Deferred income taxes, net	909	1,036
Receivables from affiliates	197	229
Other assets	577	786
Separate account assets	248,949	219,063
Total assets	372,045	351,464
Liabilities
Reserves for future policy benefits and claims payable	17,617	21,472
Other contract holder funds	59,456	64,293
Funds withheld payable under reinsurance treaties (including $3,639 and $3,627 at fair value under the fair value option at December 31, 2021 and 2020, respectively)	29,007	31,972
Long-term debt	494	533
Repurchase agreements and securities lending payable	1,586	1,113
Collateral payable for derivative instruments	913	1,103
Freestanding derivative instruments	41	56
Other liabilities	1,946	2,372
Separate account liabilities	248,949	219,063
Total liabilities	360,009	341,977
Commitments, Contingencies, and Guarantees (Note 14)
Equity
Common stock, $1.15 par value; authorized 50,000 shares; issued and outstanding 12,000 shares	14	14
Additional paid-in capital	5,964	4,588
Shares held in trust	0	(4)
Equity compensation reserve	0	8
Accumulated other comprehensive income, net of tax expense of $194 in 2021 and $762 in 2020	1,890	3,960
Retained earnings	4,168	921
Total shareholder's equity	12,036	9,487
Total liabilities and equity	$ 372,045	$ 351,464